Professionally Managed Portfolios
c/o U.S. Bank Global Fund Services
777 East Wisconsin Avenue
Milwaukee, WI 53202

March 3, 2026

VIA EDGAR TRANSMISSION

Division of Investment Management
U.S. Securities and Exchange Commission
100 “F” Street, N.E.
Washington, D.C. 20549
Re:    Professionally Managed Portfolios (the “Trust”)
    File Nos.: 33-12213 and 811-05037
    Congress Large Cap Growth Fund (S000025205)
Congress Mid Cap Growth Fund (S000038711)
Congress Small Cap Growth Fund (S000058028)
Congress Large Cap Growth ETF (S000081385)
Congress SMid Growth ETF (S000081384)
Congress Intermediate Bond ETF (S000087624)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, the Congress Large Cap Growth Fund, the Congress Mid Cap Growth Fund, the Congress Small Cap Growth Fund, the Congress Large Cap Growth ETF, Congress SMid Growth ETF, and the Congress Intermediate Bond ETF (the “Funds”), hereby certifies that the forms of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment for the Funds dated February 28, 2026, and filed electronically as Post-Effective Amendment No.  903 to the Trust’s Registration Statement on Form N-1A on February 27, 2026.

If you have any questions concerning this filing, please contact the undersigned at (626) 914-7363.

Sincerely,

/s/ Elaine E. Richards
Elaine E. Richards
Secretary and Vice President of the Trust